Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	$ (17,468)	$ (41,577)	$ (52,017)
Adjustments to reconcile net (loss) profit to net cash flows from operating activities:
Depreciation of property, plant and equipment	18,193	17,728	19,113
Depreciation of right-of-use assets	1,033	892	932
Loss on disposals of property, plant and equipment	348	485	442
Net accrued interest	87,563	52,319	27,156
Income from customer surcharges	(3,031)	(3,771)	(4,556)
Exchange difference	(1,478)	3,120	8,684
Income tax	14,834	30,455	(10,472)
Allowance for the impairment of trade and other receivables, net of recovery	2,199	3,822	12,293
Adjustment to present value of receivables	338	292	380
Provision for contingencies, net of recovery	4,405	4,580	2,006
Changes in fair value of financial assets	(2,825)	(7,728)	(2,907)
Accrual of benefit plans	1,202	1,471	1,402
Recovery of provision for credit RDSA (Note 38)		(1,130)
Net gain from the cancelattion of Corporate Notes	363	(6)	(1,219)
Loss on debt restructuring	449
Impairment of property, plant and equipment			51,129
Income from non-reimbursable customer contributions	(62)	(91)	(78)
Other financial results	4,583	2,061	606
Gain from interest in joint ventures	6	(4)
Agreement on the Regularization of Obligations	(18,136)
Recovery of allowance for the impairment of trade receivables - Agreement on the Regularization of Obligations	(2,650)
Monetary gain (RECPAM)	(99,617)	(46,440)	(28,700)
Changes in operating assets and liabilities:
Increase in trade receivables	(6,929)	(5,236)	(11,236)
Increase in other receivables	(11,969)	(1,574)	(1,029)
(Increase) Decrease in inventories	(2,319)	(1,650)	97
Increase in financial assets at amortized cost			(931)
Increase in deferred revenue	2,052	526	3,701
Increase in trade payables	61,843	35,524	39,884
Increase in salaries and social security payable	5,197	1,708	5,030
Decrease in benefit plans	(267)	(138)	(41)
Decrease in tax liabilities	(467)	(3,830)	(267)
(Decrease) Increase in other payables	(1,331)	364	(158)
Derivative financial instruments payments			(853)
Decrease in provisions	(537)	(586)	(343)
Payment of income tax payable	(96)		(7,112)
Net cash flows generated by operating activities	35,426	41,586	50,936
Cash flows from investing activities
Payment of property, plants and equipments	(31,726)	(28,686)	(28,942)
Purchase net of Mutual funds and negotiable instruments	(5,477)	(21,084)	(7,786)
Derivative financial instruments payments	(157)
Mutuum charges granted to third parties		10	103
Collection of receivables from sale of subsidiaries			29
Net cash flows used in investing activities	(37,360)	(49,760)	(36,596)
Cash flows from financing activities
Proceeds from borrowings	4,420
Payment of borrowings	(6,078)		(2,204)
Payment of lease liability	(1,171)	(1,025)	(2,016)
Payment of interests from borrowings	(896)	(1,743)	(2,698)
Payment of Corporate Notes issuance expenses	(565)
Cancelattion of Corporate Notes	(472)	(33)	(11,164)
Net cash flows used in financing activities	(4,762)	(2,801)	(18,082)
Decrease in cash and cash equivalents	(6,696)	(10,975)	(3,742)
Cash and cash equivalents at the beginning of year	6,179	12,821	12,802
Financial results in cash and cash equivalents	2,173	4,341	2,700
Result from exposure to inflation	(26)	(8)	1,061
Decrease in cash and cash equivalents	(6,696)	(10,975)	(3,742)
Cash and cash equivalents at the end of the year	1,630	6,179	12,821
Supplemental cash flows information
Adquisition of advances to suppliers, property, plant and equipment through increased trade payables	(2,174)	(2,967)	(3,596)
Adquisition of advances to suppliers, right-of-use assets through increased trade payables	$ (912)	$ (1,050)	$ (723)